2020 Divestitures (Details) $ in Thousands		12 Months Ended
	May 11, 2020 USD ($) well mi	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross derivative instruments recorded in the Consolidated Balance Sheet		$ 600,877	$ 2,413,608
2020 Divestiture | Pennsylvania
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Miles of gathering pipeline sold | mi	33
2020 Divestiture | West Virginia
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Miles of gathering pipeline sold | mi	154
2020 Divestiture | Disposal Group, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price	$ 125,000
Liability relief form business divestiture	$ 49,000
Additional cash consideration			20,000
Gross derivative instruments recorded in the Consolidated Balance Sheet		1,900	8,200
Contingent consideration received		900	$ 10,600
Loss recognized from business divestiture		$ 39,100
2020 Divestiture | Disposal Group, Not Discontinued Operations | Pennsylvania
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Wells sold | well	80
2020 Divestiture | Disposal Group, Not Discontinued Operations | West Virginia
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Wells sold | well	809